Basis of presentation - Effect of the adjustment of the prior period information on the Consolidated Statements Shareholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning balance	$ 76,488	$ 4,736
Warrant exercises	81,191	17,409
Ending balance	461,508	76,488
Registered direct offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Share Purchase Agreements	259,070	75,422
Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning balance	116,568	24,435
Warrant exercises	80,837	17,311
Ending balance	534,773	116,568
Additional Paid-In Capital | Registered direct offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Share Purchase Agreements	258,693	74,674
Previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning balance	77,864	5,031
Warrant exercises		17,610
Ending balance		77,864
Previously reported | Registered direct offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Share Purchase Agreements		76,302
Previously reported | Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Beginning balance	$ 117,944	24,730
Warrant exercises		17,512
Ending balance		117,944
Previously reported | Additional Paid-In Capital | Registered direct offering
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Share Purchase Agreements		$ 75,554